Cash flow information (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Cash Flow Information [Abstract]
Summary of Cash Generated from Operations
(a)	Cash generated from operations

	2017	2018	2019
	RMB’million	RMB’million	RMB’million
Profit before income tax	1,597	2,003	4,540
Adjustments for:
Depreciation and amortization	379	369	583
Impairment provision for investments in associates (Note 15)	2	2	43
Loss allowance for expected credit losses (Note 18)	6	3	18
Non-cash employee benefits expense – share based payments (Note 8)	362	487	519
Non-cash share-based payments arising from issues of ordinary shares to music label partners(Note 21(iv))	-	1,519	-
Fair value losses on investments	-	30	37
Net (gains)/losses in relation to equity investments	(72)	20	(1)
Share of (profit)/loss of associates and joint ventures (Note 15)	(4)	1	18
Interest income (Note 6)	(93)	(282)	(615)
Fair value change on puttable shares	-	35	37
Interest expense	-	-	31
Net exchange differences	(18)	31	(4)
Increase in accounts receivable	(447)	(182)	(733)
Increase in inventories	(16)	(4)	9
Decrease in other operating assets	(137)	(789)	(175)
Increase in accounts payables	4	780	717
Increase in other operating liabilities	1,051	1,581	1,164
Cash generated from operations	2,614	5,604	6,188

Summary of Non-cash Investing and Financing Activities
(b)	Non-cash investing and financing activities

	2017 RMB’million	2018 RMB’million	2019 RMB’million
Issuance of ordinary shares to music label partners	-	1,519	-
Issuance of ordinary shares for equity investments	7,547	1,027	-
Distribution to Tencent	(3,774)	-	-
Other payables for business combinations	277	-	-
Issuing restricted shares for business combinations	149	-	-
Settlement of dividend by issuance of shares	58	-	-
Other payables for acquisition of investments in joint ventures	46	-	-